Income Taxes Textblock	12 Months Ended
Jun. 30, 2011
Income Taxes [Abstract]
Income Taxes [Text Block]
17.	Income Taxes

The Company is not subject to tax in the British Virgin Islands. PCCL's subsidiaries in mainland China files income tax returns in the PRC. Pansoft's subsidiaries in Hong Kong and Japan files tax returns in Hong Kong and Japan. The Company does not believe there will be any material changes in its unrecognized tax positions over the next 12 months.

In 2007, Pansoft's major operating subsidiary PCCL was subject to the enterprise income tax at the reduced applicable rate of 7.5%, as PCCL was classified as a "software enterprise" and "high-technology enterprise" business. The Company was able to enjoy a further reduction to 0% due to being a foreign investment enterprise ("FIE").

On March 16, 2007, The National People's Congress of China passed "The Law of the People's Republic of China on Enterprise Income Tax" (the "Enterprise Income Tax Law").  The Enterprise Income Tax Law became effective on January 1, 2008.  This new law eliminated the existing preferential tax treatment that is available to the FIEs but provides grandfathering of the preferential tax treatment currently enjoyed by the FIE's.  Under the new law, both domestic companies and FIE's are subject to a unified income tax rate of 25%. PCCL's two-year tax holiday ended in December 2007 and the Company is currently eligible for the 50% exemption from tax for the calendar years ending December 31, 2008 through December 31, 2010 under the grandfathering provisions in the Enterprise Income Tax Law.

PCCL was qualified as a HNTE on November 30, 2010 and accordingly it benefits from a preferential tax rate of 15% for a period of 3 years from January 1, 2010.

ITLamp was qualified as a HNTE on December 14, 2009 and accordingly it benefits from a preferential tax rate of 15% for a period of 3 years from January 1, 2009.

HongAo was qualified as a HNTE on December 5, 2008 and accordingly it benefits from a preferential tax rate of 15% for a period of 3 years from January 1, 2008.

These companies need to re-apply for the preferential tax treatment when the preferential tax period expires. ITLamp and HongAo are in the process of re-applying for the preferential tax treatment, and it is the opinion of the directors that there is no obstacle for obtaining the approval.

The PRC tax bureau approved an extra deduction of $1,367,667 (RMB9,055,321) for research and development expenditures incurred by PCCL up to December 31, 2010 ($1,401,528 (RMB9,568,536) up to December 31, 2009).

PHKL is subject to a profit tax rate of 16.5%.

Pansoft Japan is subject to a statutory income tax rate of 22% on assessable profits below JPY8,000,000 and 30% on assessable profits over JPY8,000,000.

A reconciliation of consolidated corporate income taxes at the statutory rate of 25% and the Company's effective income tax rate for the years ended June 30, 2011 and 2010 is shown as follows:

	For the years ended June 30,
	2011	2010

Income before provision for income taxes	$1,346,032	$3,939,522
Statutory rate	25%	25%
Income tax at statutory rate	336,509	984,880
Stock-based compensation	67,648	110,308
Extra deduction for research and development expenditures	(341,916)	(350,382)
Non-deductible expenses	368,555	88,431
Non-taxable profits	(81,211)	-
Valuation allowance to write off net operating loss	410,280	-
Income tax on capitalization of retained earnings of PCCL	-	258,732
Others	1,919	(1,214)
Effect of preferential tax reduction	(285,773)	(396,158)
Income tax provision	$476,011	$694,597

Current income taxes	$652,198	$501,544
Deferred income taxes	(176,187)	193,053
Total income tax provisions	$476,011	$694,597

The significant components of deferred tax assets (liabilities) are as follows:

	As of June 30,
	2011	2010

Timing difference on revenue recognition	$(1,494,974)	$(1,592,007)
Allowance for doubtful accounts	60,230	51,044
Plant and equipment, capitalized software cost and intangibles	(633,363)	(59,130)
Other temporary differences	635,839	201,085
Net operating loss carryforward	617,809	442,613
	(814,459)	(956,395)
Effect of 50% tax reduction	-	477,890
Preferential tax rate	488,674	-
Valuation allowance	(426,537)	(8,420)
Net deferred income tax liabilities	$(752,322)	$(486,925)

The Company has a tax loss carryforward in China of $765,089 (2010: $1,736,771) which expires in 2017.  No valuation allowance has been provided because the Company believes it is more likely than not that the tax benefit of the carryforward can be realized.   The Company also has a tax loss carryforward of $304,714 (2010: $51,029), $698,431 (2010: $Nil) and $890,773 (2010: $Nil) in Hong Kong, Japan and the PRC respectively which can be carried forward indefinitely to offset future profit.  A valuation allowance of $426,537 (2010: $8,420) has been provided for this deferred tax asset because the Company does not believe it is more likely than not that the tax benefit of the loss carryforward can be realized.

The new Tax Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China for distribution of its earnings generated after January 1, 2008. Under the new Tax Law, the distribution its earnings generated prior to January 1, 2008 is exempt from the withholding tax. For the years ended June 30, 2011 and 2010, no deferred tax liability has been recognized for the undistributed earnings of these PRC subsidiaries at June 30, 2011 and 2010 , as the subsidiaries in the PRC will not be distributing earnings to the Company. Total undistributed earnings of these PRC subsidiaries at June 30, 2011 were RMB39,463,583 ($6,097,964).